Related party transactions (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Proceeds from sale of long-term investment | $	$ 0		$ 148,000		$ 0
ZHEJIANG TIANLAN | Engineering Service
Investment		¥ 273,000		¥ 2,518,000
Remuneration		1,209,000		1,400,000
Total consideration		¥ 0		¥ 4,590,000
Blue Sky
Proceeds from sale of long-term investment | $			$ 148,000